Credit-related arrangements, repurchase agreements and commitments - Legal Proceedings (Details) $ in Millions	1 Months Ended	5 Months Ended
	Nov. 30, 2013 institution	Dec. 31, 2021 USD ($)
Settled Litigation
Loss Contingencies [Line Items]
Non-prosecution agreement, term		3 years
John Doe Summonses | Pending Litigation
Loss Contingencies [Line Items]
Number of defendants | institution	6
John Doe Summonses | Settled Litigation
Loss Contingencies [Line Items]
Loss contingency accrual, payments | $		$ 5.6